WARRANTS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	May 05, 2023	Mar. 01, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Note extending the maturity date		Mar. 13, 2023
Warrant, description		(i) have an exercise price of $0.01 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The Amended AJB 2023 Warrants, which are indexed to the Company’s stock, are classified within stockholders’ deficit in the accompanying financial statements. The Amended AJB 2023 Warrants were valued as of March 1, 2023, using the Black Scholes Model with assumptions disclosed below. The related debt issuance costs $225,000 in aggregate were amortized over the remaining term of the 2022 AJB Note and included within the interest expense in the accompanying statement of operation for the year ended December 31, 2023.
Exercise price	$ 0.001
Warrants expire	5 years
Warrants issued in connection with AJB loan amendment				$ 219,375
Related debt issuance costs				$ 166,381
Common Stock To Lenders [Member]
Class of Warrant or Right [Line Items]
Issued warrants to purchase aggregate shares			3,670,000
Stock compensation expense			$ 268,358
Warrants issued with service agreement description			The warrants issued with this service agreement (i) have the exercise prices of $0.10 per share; (ii) have a term of exercise equal to 3 years after their issuance date; (iii) became exercisable immediately after their issuance.
Common Stock To Vendor For Professional Services [Member]
Class of Warrant or Right [Line Items]
Issued warrants to purchase aggregate shares			20,000
Stock compensation expense			$ 223
Warrants issued with service agreement description			The warrants issued with this service agreement (i) have the exercise prices of $0.10 per share; (ii) have a term of exercise equal to 3 years after their issuance date; (iii) became exercisable immediately after their issuance.
Common Stock To Employees For Services Performed [Member]
Class of Warrant or Right [Line Items]
Issued warrants to purchase aggregate shares					916,456
Stock compensation expense					$ 101,829
Warrants issued with service agreement description			The warrants issued with these service agreements have the exercise prices of $0.055, $0.001, and $0.20 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance.
AJB Capital Investments LLC [Member] | Securities Agreement [Member]
Class of Warrant or Right [Line Items]
Principal amount	$ 300,000
Original issue discount	$ 30,000
Purchase aggregate shares of common stock	9,000,000